Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

ARROW FINANCIAL CORPORATION
PROFIT SHARING 401(K) PLAN

Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

EIN\PN: 22-2448962\003
December 31, 2025

(a)	(b)	(c)	(d)	(e)
Parties in Interest	Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment	Cost	Current Value
		Common Stock

*	Arrow Financial Corporation	Employer Common Stock	#	$95,295

		Cash and Money Market Fund
	BlackRock Liquidity Funds	Money Market Fund	#	1,967,829
	Cash on hand		#	85,705
				2,053,534
		Mutual Funds
	ClearBridge	International Growth Fund - Class I	#	108,526
	ClearBridge	Mid-Cap Fund - Class I	#	57,275
	Cohen & Steers	Preferred Securities and Income Fund Inst.	#	403,105
	Dodge & Cox	Stock Fund	#	2,092,691
	FAM Funds	Small-Cap Fund - Institutional	#	634,765
	Fidelity Funds	Balanced Fund	#	6,041,241
	Fidelity Funds	Blue Chip Growth	#	6,352,204
	Fidelity Funds	Investment Grade Bond Fund	#	1,707,403
	Goldman Sachs	Emerging Markets Equity Insights Fund - Inst.	#	204,992
	Goldman Sachs	Large-Cap Value Insights Fund - Institutional	#	620,871
	Goldman Sachs	International Equity Insights Fund - Inst.	#	1,898,589
	Goldman Sachs	US Equity Insights Fund - Institutional	#	14,594
	Lord Abbett	Short Duration Inc - R6	#	1,351,344
	Madison	Mid Cap Fund - R6	#	1,808,718
	Nuveen Funds	Preferred Securities & Income Fund - Class I	#	68,783
	PIMCO Funds	Commodity Real Return Strategy Fund - Inst.	#	81,236
	Principal Funds	Small-Cap Fund - Institutional	#	876,336
	T Rowe Price Funds	New Asia Fund - Class I	#	11,811
	T Rowe Price Funds	Growth Stock Fund - Class I	#	769,578
	North Country Funds	Large-Cap Equity Fund	#	2,161,372
	VanEck	International Investors Gold Fund - Y	#	62,876
	Vanguard Funds	500 Index Admiral	#	7,615,870

ARROW FINANCIAL CORPORATION
PROFIT SHARING 401(K) PLAN

Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

EIN\PN: 22-2448962\003
December 31, 2025

(a)	(b)	(c)	(d)	(e)
Parties in Interest	Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment	Cost	Current Value
	Vanguard Funds	Balanced Index - Admiral	#	13,148
	Vanguard Funds	Growth Index Fund - Admiral Shares	#	429,450
	Vanguard Funds	High-Yield Corporate Fund - Admiral Shares	#	736,043
	Vanguard Funds	Mid-Cap Growth Index Fund - Admiral Shares	#	339,769
	Vanguard Funds	Mid-Cap Value Index Fund - Admiral Shares	#	98,712
	Vanguard Funds	Mid-Cap Index Fund - Admiral Shares	#	1,638,248
	Vanguard Funds	Real Estate Index Fund - Admiral Shares	#	179,947
	Vanguard Funds	Short-Term Bond Index Fund - Admiral Shares	#	102,803
	Vanguard Funds	Small-Cap Growth Index Fund - Admiral Shares	#	93,263
	Vanguard Funds	Small-Cap Index Fund - Admiral Shares	#	428,369
	Vanguard Funds	Small-Cap Value Index - Admiral Shares	#	31,607
	Vanguard Funds	Target Retire 2030	#	311
	Vanguard Funds	Target Retire 2035	#	77,960
	Vanguard Funds	Target Retire 2040	#	8,119
	Vanguard Funds	Target Retire 2045	#	73,074
	Vanguard Funds	Target Retire 2050	#	206,068
	Vanguard Funds	Target Retire 2055	#	287,674
	Vanguard Funds	Target Retire 2060	#	76,630
	Vanguard Funds	Target Retire 2065	#	47,632
	Vanguard Funds	Total Bond Market Index Fund - Admiral Shares	#	2,244,125
	Vanguard Funds	Total International St Index - Admiral Shares	#	90,101
	Vanguard Funds	Value Index Fund - Admiral Shares	#	77,559
	Western Asset Management	Asset Core Bond Fund - Class IS	#	274,132
				42,498,924
		Participant Loans
*	Participants	Participant Loans (4.25% - 9.50%)	—	570,540

		Total Assets Held for Investment Purposes		$45,218,293

*	Indicates a party-in-interest as defined by the Employee Retirement Security Act of 1974.
#	Investments are participant directed and therefore cost information is not presented.